Related Party Transactions - Summary of Transactions with Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Transactions Between Related Parties [Line Items]
Purchases from related parties	$ 4,634	$ 4,978	$ 2,711
Management fee	154	198	733
Proceeds from cash advances from related parties		38,945	35,939
Repayment of cash advances from related parties	4	19,223	33,219
Cash advances to related parties		13,006	86,943
Collection of cash advances to related parties		62,996	11,943
Nanjing Jinsirui Biotechnology Co., Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Services provided to related parties			1,029
Sales of materials to related parties		3
Purchases from related parties	4,162	4,480	2,500
Management fee			511
Short term lease of properties		265
Proceeds from cash advances from related parties		2,168	21,735
Repayment of cash advances from related parties		6,310	19,019
Purchase of equipment	54	7	14
Sale of equipment		13	12
Genscript USA Incorporated
Disclosure Of Transactions Between Related Parties [Line Items]
Purchases from related parties	424	296	191
Management fee	95	198	222
Proceeds from cash advances from related parties		8,000	14,200
Repayment of cash advances from related parties		8,000	14,200
Cash advances to related parties			20,000
Collection of cash advances to related parties		14,500
Shanghai Jingrui Biotechnology Co., Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Purchases from related parties			18
Jiangsu Genscript Biotech Co., Ltd
Disclosure Of Transactions Between Related Parties [Line Items]
Purchases from related parties	41	198	2
Genscript USA Holdings Inc
Disclosure Of Transactions Between Related Parties [Line Items]
Purchases from related parties		4
Genscript Biotech (Netherlands) B.V.
Disclosure Of Transactions Between Related Parties [Line Items]
Purchases from related parties	7
Genscript (HongKong) Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Management fee	59
Proceeds from cash advances from related parties			4
Repayment of cash advances from related parties	$ 4
Genscript Biotech Corporation
Disclosure Of Transactions Between Related Parties [Line Items]
Proceeds from cash advances from related parties		28,199
Repayment of cash advances from related parties		4,335
Cash advances to related parties		13,006	55,000
Collection of cash advances to related parties		48,496
Jinsikang Technology (Nanjing) Co., Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Proceeds from cash advances from related parties		578
Repayment of cash advances from related parties		578
Cash advances to related parties			1,493
Collection of cash advances to related parties			1,493
Entrusted loan from a related party		2,867
Repayments of entrusted loan from a related party		$ 2,867
Nanjing Bestzyme Bioengineering Co., Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Cash advances to related parties			10,450
Collection of cash advances to related parties			$ 10,450